Summary of Warrants and Share Options (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance	$ 558,303	$ 520,950	$ 533,651
Equity component of convertible debentures issued for cash, net of taxes			12,270
Share-based compensation - share options	947	434	1,405
Balance	699,195	558,303	520,950
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Balance	9,295	8,292	8,292
Exercise of common share purchase warrants	(478)
Bought deal offering - GRC Warrants issued for cash		1,003
Balance	8,817	9,295	8,292
Share Based Awards [Member]
IfrsStatementLineItems [Line Items]
Balance	14,657	14,202	14,128
Vesting of RSUs	(2,092)	(1,551)	(826)
Exercise of share options	(138)	(301)	(1,823)
Share-based compensation - share options	947	434	1,405
Share-based compensation - RSUs	1,807	1,873	1,318
Balance	15,181	14,657	14,202
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Balance	11,732	11,732
Equity component of convertible debentures issued for cash, net of taxes			12,270
Transaction Fees and Issuance Costs			(538)
Convertible debentures - redemption and conversion	(11,732)
Balance		11,732	11,732
Other reserves [member]
IfrsStatementLineItems [Line Items]
Balance	35,684	34,226	22,420
Exercise of common share purchase warrants	(478)
Vesting of RSUs	(2,092)	(1,551)	(826)
Exercise of share options	(138)	(301)	(1,823)
Equity component of convertible debentures issued for cash, net of taxes			12,270
Bought deal offering - GRC Warrants issued for cash		1,003
Transaction Fees and Issuance Costs			(538)
Share-based compensation - share options	947	434	1,405
Share-based compensation - RSUs	1,807	1,873	1,318
Convertible debentures - redemption and conversion	(11,732)
Balance	$ 23,998	$ 35,684	$ 34,226